TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities

As of December 31, 2014 and 2013, the Company’s deferred taxes were in respect of the following:

	December 31,
	2014	2013
Carry forward tax losses	$213,880	$235,942
Employee stock based compensation	23,950	19,846
Other	46,356	33,992

Deferred tax assets before valuation allowance	284,186	289,780
Valuation allowance	(213,690)	(234,600)

Deferred tax asset	70,496	55,180

Intangible assets	(7,901)	(7,773)
Undistributed earnings of subsidiary	(11,435)	(10,788)
Other	(3,121)	(1,638)

Deferred tax liability	(22,457)	(20,199)

Deferred tax asset, net	$48,039	$34,981

	December 31,
	2014	2013
Current deferred tax asset, net	$34,175	$21,732
Non-current deferred tax asset, net	14,368	13,557
Non-current deferred tax liability, net	(504)	(308)

	$48,039	$34,981

Schedule of Income Before Taxes
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2013	2012
Domestic	$784,710	$743,125	$725,651
Foreign	45,106	52,711	61,216

	$829,816	$795,836	$786,867

Components of Income Tax Expense
Taxes on income are comprised of the following:

	Year ended December 31,
	2014	2013	2012
Current	$182,537	$143,008	$168,320
Deferred	(12,292)	28	(1,453)

	$170,245	$143,036	$166,867

Domestic	$154,921	$130,109	$152,040
Foreign	15,324	12,927	14,827

	$170,245	$143,036	$166,867

	Year ended December 31,
	2014	2013	2012
Domestic taxes:
Current	$165,476	$124,522	$152,453
Deferred	(10,555)	5,587	(413)

	154,921	130,109	152,040

Foreign taxes - US:
Current	12,672	14,965	12,720
Deferred	(1,925)	(4,813)	(355)

	10,747	10,152	12,365

Other international locations:
Current	4,389	3,521	3,149
Deferred	188	(746)	(687)

	4,577	2,775	2,462

Total foreign taxes	15,324	12,927	14,827

Taxes on income	$170,245	$143,036	$166,867

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2014	2013
Beginning balance	$205,420	$259,547
Increases (decreases) related to tax positions taken during prior years	(14,550)	91,202
Increases related to tax positions taken during the current year	44,835	142,875
Decrease related to settlement with the ITA	—	(288,204)

Ending balance	$235,705	$205,420

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2014	2013	2012
Income before taxes as reported in the statements of income	$829,816	$795,836	$786,867

Statutory tax rate in Israel	26.5%	25%	25%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(5%)	(6%)	(7%)
Others, net	(1%)	(1%)	3%

Effective tax rate	20.5%	18%	21%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.22	$0.24	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.22	$0.24	$0.23